10-Q Stock-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of RSU Activity
The following table provides a summary of RSU activities during the six months ended June 30, 2024:

	Number of RSUs	Weighted Average Grant-Date Fair Value
Granted and unvested at December 31, 2023	—	$—
Granted	762,115	17.00
Vested	—	—
Forfeited	—	—
Granted and unvested at June 30, 2024	762,115	$17.00

Schedule of PSU Activity
The following table provides a summary of PSU activity during the six months ended June 30, 2024:

	Number of PSUs	Weighted Average Grant-Date Fair Value
Granted and unvested at December 31, 2023	—	$—
Granted	129,411	10.04
Vested	—	—
Forfeited	—	—
Granted and unvested at June 30, 2024	129,411	$10.04

Schedule of Valuation Assumptions
The following table summarizes the significant inputs used in the Monte Carlo simulation model to determine the grant-date fair value of the PSUs awarded:

Inputs
Expected term (in years)	3
Expected volatility	27.0%
Expected dividend yield	—%
Risk-free interest rate	4.6%

Schedule Of Share Based Payment Award Warrants Valuation Assumptions
The following table summarizes the significant inputs used in the Black-Scholes-Merton pricing models to determine the grant-date fair value of the Warrants issued:

	Initial Warrants	Overallotment Warrants
Expected term (in years)	10	10
Expected volatility	34.0%	34.0%
Expected dividend yield	—%	—%
Risk-free interest rate	4.4%	4.5%